16. FAIR VALUE OF FINANCIAL INSTRUMENTS (Details 1) - Significant Unobservable (Level 3) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Investment Securities Level 3 Valuation
Balance, beginning of period	$ 500
Purchases	1,000
Balance, end of period	$ 1,500